Schedule II Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 950	$ 1,062	$ 1,400
Charged to Costs and Expenses	426	404	480
Charged to Other Accounts	0	0	0
Deductions	651	516	818
Balance at End of Period	725	950	1,062
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	13,924	15,791	9,747
Charged to Costs and Expenses	2,028	(1,867)	6,044
Charged to Other Accounts	0	0	0
Deductions	0	0	0
Balance at End of Period	$ 15,952	$ 13,924	$ 15,791